ACCOUNTS PAYABLE (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable
Accrued payables	CAD 96,743	CAD 104,816
Accounts payable - trade	117,235	79,718
Total accounts payable	CAD 213,978	CAD 184,534